Quarterly Financial Data (Unaudited) (Details) - Selected summarized quarterly financial information - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Selected summarized quarterly financial information [Abstract]
Revenue	$ 1,610,000	$ 1,611,720	$ 1,250,201	$ 1,733,000	$ 1,405,513	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 2,756,000	$ 3,139,000	$ 6,001,342	$ 1,304,747
Gross profit	934,000	779,078	875,425	975,000	798,940	251,452	196,733	169,468	112,899	1,666,000	1,774,000	3,428,943	730,552
Net gains on derivative revaluations	104,000	$ 465,968	589,336	$ 1,158,000	$ 215,956	(651,328)	623,613	$ 115,237	$ (593,717)	40,000	1,374,000	2,200,200	(506,195)
Non-recurring gains, credits and (charges) related to restructuring			(128,546)			4,398,648	(7,523,728)
Net loss	(3,821,000)	$ (3,263,301)	(2,780,535)	$ (2,103,000)	$ (2,545,615)	1,486,725	(10,808,332)	$ (3,163,155)	$ (3,781,510)	(8,627,000)	(4,649,000)	(10,692,863)	(16,266,272)
Net loss attributable to common stockholders	$ (3,821,000)	$ (3,263,301)	$ (2,780,535)	$ (2,103,000)	$ (2,545,615)	$ 4,385,275	$ (12,246,825)	$ (5,862,322)	$ (3,988,194)	$ (8,627,000)	$ (4,649,000)	$ (10,692,863)	$ (17,712,066)
Net loss per share – basic and diluted (in Dollars per share)	$ (0.67)	$ (0.58)	$ (1.02)	$ (2.28)	$ (2.79)					$ (1.52)	$ (5.07)	$ (4.17)	$ (58.16)
Net income (loss) per share – basic (in Dollars per share)						$ 5.19	$ (43.51)	$ (139.79)	$ (95.10)
Net income (loss) per share – diluted (in Dollars per share)						$ 2.46	$ (43.51)	$ (139.79)	$ (95.10)